NOTE 12 - COMMITMENTS AND CONTINGENCIES (Details Narrative) - USD ($)	1 Months Ended		6 Months Ended		12 Months Ended
	Mar. 25, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Aug. 31, 2021	Mar. 31, 2021
Other Commitments [Line Items]
Operating Lease, Payments			$ 4,264	$ 5,115
[custom:InvestorRelationsAgreementTerm]	6 months
Deferred Compensation Arrangement with Individual, Shares Issued		102,040
Saunders [Member]
Other Commitments [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Description			The Company has entered into an employment agreement with Steven Saunders, our Chief Commercial Officer and Director. The term is three years commencing July 1, 2021. Mr. Saunders is to receive monthly cash compensation of $15,000 reduced by $3,820 until at least $5,000,000 funding has been received through the S-1 offering			The Company has entered into an employment agreement with Steven Saunders, our Chief Commercial Officer and Director. The term is three years commencing July 1, 2021. Mr. Saunders is to receive monthly cash compensation of $15,000 reduced by $3,820 until at least $5,000,000 funding has been received through the S-1 offering.
Salary and Wage, Excluding Cost of Good and Service Sold						$ 15,000
Willard [Member]
Other Commitments [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Description					The Company has entered into an employment agreement with Rik Willard to act as Chief Executive Officer of the Company and as Director. The term is 1 year commencing August 15, 2021. Mr. Willard is to receive monthly cash compensation of $15,000 reduced by $3,000 until at least $5,000,000 funding has been received through the S-1 offering. Mr. Willard was also granted a signing bonus of 102,040 restricted shares, which were issued in June 2021	The Company has entered into an employment agreement with Rik Willard to act as Chief Executive Officer of the company and as Director. The term is 1 year commencing August 15, 2021. Mr. Willard is to receive monthly cash compensation of $15,000 reduced by $7,500 until at least $5,000,000 funding has been received through the S-1 offering. Mr. Willard was also granted a signing bonus of 102,040 restricted shares, which were issued in June 2021.
Salary and Wage, Excluding Cost of Good and Service Sold						$ 15,000
Willard Amended Agreement [Member]
Other Commitments [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Description					The employment agreement with Mr. Willard was amended as follows. In addition to his cash compensation the Company agreed to further compensate Mr. Willard in accordance with our May 25, 2022 Equity Incentive Plan (Note 11) with 5,400,000 restricted stock units, which vest 2,700,000 annually over a period of two years. He is also entitled to health and vacation benefits and six-month severance if terminated for good cause or if he resigns for good reason in a constructive termination. He is also entitled to vesting of the restricted stock units upon any termination of employment by the Company. Mr. Willard agreed to a two year non-solicit restrictive covenant. The agreement will automatically renew for a further year on May 31, 2023.
Saunders Amended Agreement [Member]
Other Commitments [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Description			The employment agreement with Mr. Saunders was amended as follows. In addition to his cash compensation the Company agreed to further compensate Mr. Saunders in accordance with our May 25, 2022 Equity Incentive Plan (Note 11) with 3,000,000 restricted stock units, which vests 1,500,000 annually over a period of two years. He is also entitled to health and vacation benefits and six-month severance if terminated for good cause or if he resigns for good reason in a constructive termination. He is also entitled to vesting of the restricted stock units upon any termination of employment by the Company. Mr. Saunders agreed to a two year non-solicit restrictive covenant
Morris [Member]
Other Commitments [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Description					The Company entered into employment agreement with Stephen Morris, our Founder and Chief Technology Officer, the term is three years commencing July 1, 2021. Mr. Morris is to receive monthly cash compensation of $15,000 reduced by $4,790 until at least $5,000,000 has been received through the S-1 offering.	The Company entered into employment agreement with Stephen Morris, our Founder and Chief Technology Officer, the term is three years commencing July 1, 2021. Mr. Morris is to receive monthly cash compensation of $15,000 reduced by $4,790 until at least $5,000,000 has been received through the S-1 offering.
Salary and Wage, Excluding Cost of Good and Service Sold						$ 15,000
P C G Advisory [Member]
Other Commitments [Line Items]
Payments to Suppliers			$ 7,000
Share-Based Goods and Nonemployee Services Transaction, Modification of Terms, Incremental Compensation Cost			7,000
New York Premisis [Member]
Other Commitments [Line Items]
Operating Lease, Payments			1,200	$ 0		1,200	$ 0
Lessee, Operating Lease, Renewal Term								12 months
Operating Lease, Cost			$ 200			200
Scotland Premisis [Member]
Other Commitments [Line Items]
Operating Lease, Payments						$ 11,128	$ 10,800
Lessee, Operating Lease, Renewal Term						12 months			12 months
Operating Lease, Cost						$ 1,000